Risk Management Activities - Impact of Hedged Items Designated in Hedging Relationships on OCI and Net Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Total (losses) gains included in earnings before income taxes	$ 270	$ 51	$ (694)
Losses recognized in other comprehensive loss	(23)	75	126
Location of (gain) loss reclassified from OCI	0	0	0
Commodity Contracts
Disclosure of detailed information about hedging instruments [line items]
Total (losses) gains included in earnings before income taxes	270	51	(747)
Commodity Contracts | Revenue
Disclosure of detailed information about hedging instruments [line items]
Losses recognized in other comprehensive loss	(15)	83	124
Location of (gain) loss reclassified from OCI	0	0	0
Forward Starting Interest Rate Swaps
Disclosure of detailed information about hedging instruments [line items]
Total (losses) gains included in earnings before income taxes	0	0	53
Forward Starting Interest Rate Swaps | Interest Expense
Disclosure of detailed information about hedging instruments [line items]
Losses recognized in other comprehensive loss	(8)	(8)	2
Location of (gain) loss reclassified from OCI	$ 0	$ 0	$ 0